Long-term investment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Long-term investment
Equity investments	¥ 29,733		¥ 29,348
Impairment	¥ 1,663
Firestorm
Long-term investment
Cash consideration		$ 2,137	14,908
Conflux
Long-term investment
Cash consideration		$ 2,000	¥ 13,952